Submission	Jan. 24, 2025
Submission [Line Items]
Central Index Key	0001420800
Registrant Name	Enovis Corporation
Registration File Number	333-277239
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES